UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The report to stockholders is attached herewith.

Northeast Investors Trust NTHEX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$225	2.14%
How did the Fund perform last year and what affected its performance?

During fiscal year 2024 ended on September 30, Northeast Investors Trust posted a total return of 9.91% which compares with the total return of the ICE Bank of America US High Yield Index (US High Yield Index) of 15.68%. Relative performance was hindered by the effective shorter-duration of the Trust's portfolio, which reduced its sensitivity to interest rate changes. The results were also affected by base effects emanating from the weak relative performance of the Index in September 2023, which served to set up the Index for a strong rally in the period from September-December 2023. Our results for the trailing three years remain favorable compared to the Index.

At the individual security level, results were helped by a rise in the price of Pyxus International's bonds, while the bonds of Altice France slumped after the company announced its desire to undertake debt reduction. In general, our underweight position in CCC securities – the riskiest part of the high yield market --- caused a drag in relative performance. There was mixed performance from the out-of-index securities.

Cumulative Performance - September 30, 2014 through September 30, 2024

Visit www.northeastinvestors.com for additional performance information.

Average Annual Total Returns (as of September 30, 2024)
	1 Year	5 Years	10 Years
NTHEX	9.91%	3.17%	0.21%
US High Yield Index	15.68%	4.54%	4.95%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics (as of September 30, 2024)
Net Assets ($)	$131,746,323
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	29.83%
Total Trustee Fees Paid ($)	$665,640

1

What did the Fund invest in? (as of September 30, 2024)
Asset Allocation (% of Total Investments)
Top Ten Holdings (% of Net Assets)

Pyxus Holdco, Inc., 8.5%, 12/31/27	6.8%
Brinker International, Inc., 5%, 10/1/24	4.6%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27	4.3%
Spirit Aerosystems, Inc., 9.375%, 11/30/29	4.1%
KB Home, 7.25%, 7/15/30	4.0%
Alteryx, Inc., 8.75%, 3/15/28	3.9%
Vector Group Ltd, 10.5%, 11/1/26	3.8%
Nustar Energy LP, 5.75%, 10/1/25	3.8%
Western Digital Corp., 4.75%, 2/15/26	3.8%
Delta Air Lines, Inc., 4.5%, 10/20/25	3.8%
Top Ten Sector Breakdown (% of Net Assets)
Material Fund Changes.

A Special Meeting of Shareholders of Northeast Investors Trust (the "Trust") was held on February 26, 2024 for the purpose of electing Trustees. Each of the nominees for Trustee, including Independent Trustees, received the affirmative vote of a majority of the shares of the Trust represented in person or by proxy at the Special Meeting and were declared duly elected.

Availability of Additional Information about the Fund.

Additional information is available at www.northeastinvestors.com/downloads and/or northeastinvestors.com/fund-facts, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting Information

  Updated Performance

2

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics dated October 13, 2021 is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 800-225-6704

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant’s Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for the registrant’s fiscal years ended September 30, 2024 and September 30, 2023 for professional services rendered by the registrant’s principal accountants for the audit of its annual financial statements or services that are normally provided by such accountants in connection with statutory and regulatory filings were $45,000 and $45,000 respectively.

(b) Audit-Related Fees. The aggregate fees billed for the registrant’s fiscal years ended September 30, 2024 and September 30, 2023 for assurance and related services by the registrant’s principal accountants reasonably related to the performance of the audit of the registrant’s financial statements and not reported under Paragraph (a) of this Item were $25,000 and $25,000 respectively. Such services consisted of a report of the Trust’s transfer agent’s internal controls pursuant to rule 17AD-13 and semi-annual report review.

(c) Tax Fees. The aggregate fees billed in the registrant’s fiscal years ended September 30, 2024 and September 30, 2023 for professional services rendered by the registrant’s principal accountants for tax matters were $7,000 and $7,000 respectively. Such services consisted of the preparation of the registrant’s federal income and excise tax returns.

(d) Other Fees. During the fiscal years ended September 30, 2024 and September 30, 2023 the aggregate fees billed for other services rendered by the registrant’s principal accountant were $0.

(e) It is the registrant’s policy that all audit and non-audit services provided by the registrant’s principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a)—(d) of this item were so approved.

 (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for its fiscal year ended September 30, 2024 were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees.

 (g) Not applicable to the registrant.

 (h) Not applicable to the registrant

 (i) Not applicable to the registrant

 (j) Not applicable to the registrant

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements files under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are attached herewith.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Financial Statements
For the Year Ending
September 30, 2024

Table of Contents

Audited Financial Statements:	1
Schedule of Investments	1
Financial Statements	5
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17

[THIS PAGE INTENTIONALLY LEFT BLANK]

Schedule of Investments(a) September 30, 2024

Corporate Bonds & Notes — 80.71%
Name of Issuer	Principal	Value
Aerospace / Defense — 4.12%
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	$5,000,000	$5,424,790

Airlines — 3.77%
Delta Air Lines, Inc., 4.5%, 10/20/25 (c)	5,000,000	4,970,245

Building Products — 7.11%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,621,780
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,752,690
		9,374,470
Chemicals — 3.40%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,476,945

Coal — 0.34%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	701,196	441,754

Drug Stores — 0.17%
Rite Aid Corp., PIK 12%, 12/31/25 (d)	39,444	39,444
Rite Aid Corp., PIK FRN (TSFR3M + 700), 8/30/31 (c)	53,022	49,310
Rite Aid Corp., PIK 15%, 8/30/31	155,563	101,116
Rite Aid Corp., PIK 15%, 8/30/31	113,237	37,368
		227,238
Energy/Natural Resources — 5.72%
Buckeye Partners LP, 4.35%, 10/15/24	1,655,000	1,653,963
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,881,165
Range Resources Corp., 4.875%, 5/15/25	1,000,000	994,940
		7,530,068
Food Processing — 1.33%
B&G Foods, Inc., 5.25%, 4/01/25	1,754,000	1,753,204

Homebuilders — 3.96%
KB Home, 7.25%, 7/15/30	5,000,000	5,219,335

Industrial Servicing / Manufacturing — 5.22%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	493,198
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,636,301
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	748,046
		6,877,545

Corporate Bonds & Notes — (continued)
Name of Issuer	Principal	Value
Metals & Mining — 3.48%
Allegheny Technologies, Inc., 6.95%, 12/15/25	$4,500,000	$4,583,668

Oil & Gas Drilling — 5.71%
Parker Drilling Co., 13%, 9/26/25 (d)	2,680,497	2,673,795
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,852,750
		7,526,545
Pipeline — 3.80%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	5,007,680

Real Estate — 2.87%
Five Point Operating Co. LP, 10.5%, 1/15/28 (c)	3,689,982	3,775,383

Retail Food Chains — 4.55%
Brinker International, Inc., 5%, 10/01/24 (c)	6,000,000	6,000,000

Technology — 11.40%
Alteryx, Inc., 8.75%, 3/15/28 (c)	5,000,000	5,114,640
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	948,582
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,983,000
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,976,215
		15,022,437
Tobacco — 10.66%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	8,982,746
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,055,855
		14,038,601
Wireless Telecom — 3.10%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	4,088,670

Total Corporate Bonds & Notes — (cost -$105,073,247)		$106,338,578

GDP-Linked Bonds — 0.53%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (e)	$34,386,574	$698,391
Total GDP-Linked Bonds — (cost—$1,423,421)		$698,391

Common Stock — 12.52%	Number
Name of issuer	of Shares	Value
Chemicals — 2.89%
Ingevity Corp. (e)	602	$23,478
NL Industries, Inc.	510,200	3,790,786
		3,814,264
Coal — 0.09%
Westmet Group Holdings (d) (e)	22,614	84,803
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,417	33,625
		118,428
Drug Stores — 0.14%
Rite Aid Litigation Trust Interests (d) (e)	53,022	26,511
Rite Aid Equity Interests (d) (e)	778	155,600
Rite Aid Real Estate Cash Escrow (e)	856,000	0
Rite Aid Real Estate Cash Escrow (e)	155,702	0
		182,111
Electrical Utility — 1.18%
Homer City Holdings, LLC (d) (e)	221,338	1,549,366

Energy / Natural Resources — 0.28%
Talos Energy, Inc. (e)	35,718	369,682

Food Processing — 3.13%
Viskase Cos., Inc. (e)	3,052,635	4,121,057

Metals & Mining — 3.08%
American Gilsonite (b) (d) (e)	1,597,765	4,050,334
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	7,300
		4,057,634
Oil & Gas Drilling — 1.49%
Key Energy Services, Inc. (e)	129	71
Parker Drilling Co. (e)	140,471	1,966,594
		1,966,665
Packaging & Container — 0.14%
Smurfit WestRock PLC	3,626	179,197

Transportation — 0.10%
Getlink SA (France)	7,349	131,253
Total Common Stock — (cost—$39,873,351)		$16,489,657

Repurchase Agreement — 5.06%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.52% dated 9/30/24, to be repurchased at $6,660,918 on 10/01/2024 (f)
Total Repurchase Agreement — (cost—$6,660,637)	$6,660,637	$6,660,637

Total Investments — 98.82% (cost—$153,030,656)		$130,187,263
Net Other Assets and Liabilities — 1.18%		1,559,060
Net Assets — 100%		$131,746,323

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of September 30, 2024 was $4,057,634 which represents 3.08% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $74,003,346 which represents 56.17% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion of the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of September 30, 2024 was $9,062,532 which represents 6.88% of total net assets. Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,478,732
Rite Aid Corp., PIK 12%, 12/31/25	8/30/2024	$39,444
Rite Aid Litigation Trust Interests	8/30/2024	$26,511
Rite Aid Equity Interests	8/30/2024	$155,600
Westmoreland Mining Holdings LLC. 8% 11/4/30	5/4/2023	$622,232
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on September 30, 2024. Collateralized by $6,793,850 of US Treasury Bonds due 05/15/40. The maturity value is $6,660,918.

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of September 30, 2024

Statement of Assets and Liabilities

September 30, 2024

Assets
Investments—at market value (cost $146,370,019)	$123,526,626
Repurchase agreement - at market value (cost $6,660,637)	6,660,637
Receivable for interest	2,092,096
Receivable for investments sold	11,303
Receivable for shares sold	257
Total Assets	$132,290,919

Liabilities
Accrued expenses	$168,251
Payable for trustee fees	164,952
Contingent Liability (see Note-K)	161,005
Payable for shares repurchased	50,388
Total Liabilities	$544,596
Net Assets	$131,746,323
Net Assets Consist of:
Capital, at a $1.00 par value	$35,986,571
Paid in surplus	412,098,065
Total Distributable Earnings / (Loss)	(316,338,313)
Net Assets	$131,746,323
Net Asset Value, offering price and redemption price per share ($131,746,323/35,986,571 shares)	$3.67

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year Ended September 30, 2024

Investment Income
Interest	$8,557,117
Dividends	1,079,839
Other Income	243,842
Total Income	$9,880,798

Expenses
Administrative expenses and salaries	$1,223,877
Trustee Fees	665,640
Computer and related expenses	240,175
Legal Fees	214,464
Audit and related services	77,520
Printing, postage and stationery fees	73,350
Commitment fees	67,508
Custodian fees	60,390
Registration and filing fees	53,560
Insurance	41,685
Sub-Transfer Agent Fees	32,438
Interest fees	12,919
Telephone	11,980
Other expenses	81,015
Total Expenses	$2,856,521
Net Investment Income	$7,024,277
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	$(2,745,809)
Change in unrealized appreciation (depreciation) of investments	8,307,592
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,586,060

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$7,024,277	$6,256,739
Net realized gain (loss) from investment transactions	(2,745,809)	(7,927,341)
Change in unrealized appreciation (depreciation) of investments	8,307,592	14,281,399
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,586,060	$12,610,797
Distributions to Shareholders from Operations	(6,636,183)	(7,428,152)
From Net Trust Share Transactions - (See Note-D)	(9,569,344)	(4,631,150)
Total Increase (Decrease) in Net Assets	$(3,619,467)	$551,495
Net Assets:
Beginning of Period	135,365,790	134,814,295
End of Period	$131,746,323	$135,365,790

The accompanying notes are an integral part of the financial statements.

Financial Highlights

		Year Ended September 30,
Per Share Data	2024	2023	2022	2021	2020
Net Asset Value:
Beginning of Period	$3.51	$3.38	$3.75	$3.72	$4.14
Income From Investment Operations:
Net investment income^	0.19	0.16	0.13	0.17	0.20
Net realized and unrealized gain (loss) on investment	0.15	0.16	-0.30	0.08	-0.39
Total from investment operations	0.34	0.32	-0.17	0.25	-0.19
Less Distributions:
Net investment income	-0.18	-0.19	-0.20	-0.22	-0.23
Net Asset Value:
End of Period	$3.67	$3.51	$3.38	$3.75	$3.72
Total Return #	9.91%	9.69%	-4.77%	6.85%	-4.69%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$131,746	$135,366	$134,814	$156,933	$165,376
Ratio of operating expenses to average net assets *	2.14%	2.26%	2.74%	1.83%	1.71%
Ratio of interest expense and commitment fee to average net assets	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of net investment income to average net assets	5.27%	4.60%	3.54%	4.37%	5.14%
Portfolio turnover rate	27.83%	26.41%	44.56%	75.20%	43.75%

*	Includes Interest Expense and Commitment Fee when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 2013-08.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data. Repurchase agreements are valued at contract value.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures reviewed by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA), Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Valuation Designee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed by the Trust’s Board of Trustees on a quarterly basis as part of their oversight responsibilities. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on September 30, 2024 was $4,057,634 which represents 3.08% of net assets.

Notes to Financial Statements (continued)

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax year as of September 30, 2024 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions.

State Income Taxes: Because the Trust is organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Expenses: All expenses, including legal fees paid on behalf of the Trustees, are accrued for in the period in which the professional and other services are incurred.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to, where applicable, make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

Credit Risk: Investments in high-yield securities can involve greater degrees of credit and possibly market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Payment-In-Kind (PIK) Risk: Investments in PIK bonds may offer a higher interest rate than other bonds or fixed income securities; however, these bonds may also carry additional risk of default as they are generally issued by companies that do not have the current cash flow available to make routine cash interest payments to the lenders.

Note C–Trustees’ Compensation

Trustees’ compensation was computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation and excluding any borrowing from the bank) at the close of each quarter, from which the Trustees paid certain expenses specified in the Declaration of Trust. For the year ended September 30, 2024 the total Trustee fee was $665,640 from which the current and then serving Independent Trustees were aggregately paid $80,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2024 was 2,683,353 shares (7.46%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

The Trust sponsors a 401(K) profit sharing plan which is available to employees deemed    eligible participants as defined by the plan documents. Annual safe harbor contributions are made during the year and are included in the administrative expenses and salaries on the Statement of Operations. No changes to the plan were made during the period.

Note D—Shares of Beneficial Interest

At September 30, 2024, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
Shares Sold	380,042	$1,368,052	1,438,621	$4,967,934
Shares issued to shareholders in reinvestment of distributions from net investment income	1,293,926	4,633,020	1,457,095	5,024,506
	1,673,968	$6,001,072	2,895,716	$9,992,440
Shares redeemed	(4,328,184)	(15,570,416)	(4,222,413)	(14,623,590)
Net Increase (Decrease)	(2,654,216)	$(9,569,344)	(1,326,697)	$(4,631,150)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $35,486,844 and $52,757,608 respectively, for the year ended September 30, 2024.

Notes to Financial Statements (continued)

Note F–Line of Credit

State Street Bank and Trust Company has made available to the Trust a line of credit pursuant to a loan agreement for temporary or extraordinary purposes. The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the daily Simple SOFR Rate during the period in which such loan is outstanding. At September 30, 2024 the Trust had an unused line of credit amounting to $20,000,000. The Trust pays a commitment fee of 0.30% on the unused portion of the line of credit. The line of credit may be terminated at the bank’s option at its annual renewal date, on March 18, 2025. Portions of the Trust’s portfolio are pledged to collateralize these short-term borrowings.

The line of credit details for the year ended September 30, 2024 were as follows:

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	$2,070,400
Average balance when in use	$1,031,169
Credit facility outstanding	$0
Average interest rate when in use	6.58%

Interest expense for the year ended September 30, 2024 is disclosed in the Statement of Operations.

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the years ended September 30, 2024 and 2023 were $6,636,183 and $7,428,152, respectively, and were classified as ordinary income. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

As of September 30, 2024 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$2,005,664
Total Capital Loss Carryforward	(289,198,052)
Timing Differences	(152,586)
Net Unrealized gains (losses) - net	(28,993,339)
Total distributable earnings (losses) - net	$(316,338,313)

As of September 30, 2024, the Trust had short term capital loss carryforward of $2,633,394 and long term capital loss carryforward of $286,564,658, both of which do not expire.

Notes to Financial Statements (continued)

Timing differences relate to certain expense accruals.

At September 30, 2024 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$159,180,602
Gross unrealized gain	4,931,568
Gross unrealized loss	(33,924,907)
Net unrealized security gain (loss)	$(28,993,339)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30,2024, the following adjustments were made:

Distributable (Accumulated) Earnings (Losses)	Paid-in Capital
$ 3,120	$(3,120)

These differences were primarily due to expenses.

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

Notes to Financial Statements (continued)

The following table summarized the Trust’s investment as of September 30, 2024 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 9/30/2024
Corporate Bonds & Notes	$—	$106,111,340	$227,238	$106,338,578
Common Stock	6,329,808	4,252,310	5,907,539	16,489,657
GDP Linked Bond	—	698,391	—	698,391
Repurchase Agreement	—	6,660,637	—	6,660,637
	$6,329,808	$117,722,678	$6,134,777	$130,187,263

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. For the year ended September 30, 2024, there were six transfers from Level 2 to Level 3 due to a lack of observable inputs.

At September 30, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, & Notes	Common Stock	Totals as of 9/30/2024
Beginning Balance @ 9/30/23	$—	$5,734,755	$5,734,755
Purchases	88,256	—	88,256
Sales	—	(216,244)	(216,244)
Realized Gain(Loss)	—	(1,079,122)	(1,079,122)
Net Change in Unrealized
Appreciation/(Depreciation)	498	1,167,611	1,168,109
Transfers into Level 3 from Level 2	138,484	300,539	439,023
Transfers out of Level 3 to Level 2	—	—	—
Ending Balance @ 9/30/2024	$227,238	$5,907,539	$6,134,777

Change in Unrealized Gain / (Loss) for Positions Still Held at September 30, 2024
Total Common Stock	$982,722
Total Corporate Bonds	498
Total	$983,220

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

Notes to Financial Statements (continued)

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of September 30, 2024:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Corporate Bonds & Notes
Drug Stores	$39,444	Market Transaction (2)	Recent Transaction	$100.00	Increase
Drug Stores	49,310	Third Party Vendor (2)	Broker Quote	$93.00 - $98.00	Increase
Drug Stores	101,116	Third Party Vendor (2)	Broker Quote	$65.00 - $70.00	Increase
Drug Stores	37,368	Third Party Vendor (2)	Broker Quote	$33.00 - $38.00	Increase

Common Stock
Coal	84,803	Third Party Vendor (2)	Broker Quote	$3.75 - $5.00	Increase
Coal	33,625	Third Party Vendor (2)	Broker Quote	$1.50 - $2.00	Increase

Drug Stores	26,511	Third Party Vendor (2)	Broker Quote	$0.50 - $1.00	Increase
Drug Stores	155,600	Third Party Vendor (2)	Broker Quote	$200.00 - $250.00	Increase

Electrical Utility	1,549,366	Third Party Vendor (2)	Broker Quote	$7.00 - $8.00	Increase

Metals and Mining	4,050,334	Market Comparable (3)	Forward	5.7x - 7.9x	Increase
			EBITDA
			Multiple
Metals and Mining	7,300	Market Approach (4)	Recovery Rate	N/A	Increase

	$6,134,777

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

Notes to Financial Statements (continued)

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Contingent Liability

A lawsuit filed by former Trustee Robert B. Minturn (“Minturn”) against the then serving Trustees (the “Defendant Trustees”) sought a portion of past Trustee fees. The court dismissed Minturn’s action against the Trust. A partial summary judgment against the Defendant Trustees was granted by the court and upheld on appeal in favor of Minturn. Consistent with an opinion provided by special independent counsel, the Trustees adopted, by a majority vote, a resolution that provided, among other things: (i) indemnification of each of the Independent Trustees for the Judgment is necessary and proper; and (ii) that each Independent Trustee shall be indemnified to pay the Judgment. As previously disclosed, the Trust has reimbursed the former Independent Trustees who were Defendant Trustees from the accrued contingent liability for their portion of the judgment. The Trustees expect to consider the Trust’s indemnification obligations in relation to the estate of Ernest Monrad, a Defendant Trustee, which represents the remaining accrued contingent liability of $161,005.

Note L - Indemnification

Under the Trust’s Declaration of Trust, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these contractual arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss from these third party service contracts with indemnification clauses to be minimal.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Northeast Investors Trust
Boston, Massachusetts

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Northeast Investors Trust as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the 3 years in the period ended September 30, 2022 have been audited by other auditors, whose report dated November 29, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and private companies. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 26, 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees

Bruce H. Monrad Geofrey Wyatt	Richard Reubenstone

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Clerk
David A. Randall, Vice President of Operations & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
2 Liberty Place
50 South 16th Street – Suite 2900
Philadelphia, PA 19102

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/downloads/, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A Special Meeting of Shareholders of Northeast Investors Trust (the "Trust)") was held on February 26, 2024 for the purpose of electing Trustees.  Mr. Bruce H. Monrad continued to serve as Trustee and Messrs. Peter Blampied, George Beal and Charles Daugherty did not stand for re-election and stepped down from the Board effective as of the election of the new nominees. Shareholders of the Trust elected two individuals, Messrs. Richard Reubenstone and Geofrey Wyatt, to server as Independent Trustees.  The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below:

Nominee	For	Against	Abstain	Broker Non-Votes
Bruce H. Monrad	18,914,047.909	344,370.56	290,630.984	N/A
Richard Reubenstone	18,936,840.350	286,148.256	326,060.847	N/A
Geofrey Wyatt	18,924,051.511	302,105.029	322,892.913	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the registrant.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

 (a) Not applicable to the registrant.

 (b) Not applicable to the registrant

Item 19. Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, are attached.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant

(a)(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act. Not applicable to the registrant

(a)(4)	A Change in the registrant’s independent public accounting firm. There was no change in the registrant’s independent public accounting firm for the period covered by this report.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: December 4, 2024

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: December 4, 2024

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: December 4, 2024